13F-HR
6/30/06

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York August 7, 2006

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value total:	$219,843

List of Other Included Managers:

No.	13F File Number		Name





<PAGE









































FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

25420

1000000

SH



Sole



1000000


Advance Auto Parts Inc

COM

00751Y106

7948

275000

SH



Sole



275000


American Axle & Mfg Holdings
COM

024061103

8555

500000

SH



Sole



500000


Amgen Inc

COM

031162100

19569

300000

SH



Sole



300000


BE Aerospace

COM

131193104

26289

1150000

SH



Sole



1150000


Comcast

COM

20030N200

8195

250000

SH



Sole



250000


Dana Corporation

COM

235811106

5440

2000000

SH



Sole



2000000


Delphi Corp

COM

247126105

17000

10000000

SH



Sole



10000000


Walt Disney Company

COM

254687106

15000

500000

SH



Sole



500000


Home Depot Inc

COM

437076102

17895

500000

SH



Sole



500000


Intel Corp

COM

458140100

9500

500000

SH



Sole



500000


Intuitive Surgical,Inc

COM

559222401

11500

100000

SH



Sole



100000


Magna International

COM

585055106

10796

150000

SH



Sole



150000


Solutia

COM

881624209

1404

3121000

SH



Sole



3121000


Stereotaxis

COM

85916J102

4343

402500

SH



Sole



402500


Verizon

COM

92343V104

11722

350000

SH



Sole



350000


Wal-Mart Stores

COM

931142103

19268

400000

SH



Sole



400000

